Retirement Benefits (Details 3) (USD $)	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
2015	$ 45,225
2016	45,108
2017	140,599
2018	55,641
2019	73,910
2020-2024	$ 528,270